U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                          Please print or type.

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1.     Name and address of issuer:

       Midwest Trust
       312 Walnut Street, 21st Floor
       Cincinnati, Ohio 45202
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2.     Name of each series or class of funds for which this notice is filed:

       Short Term Government Income Fund
       Institutional Government Income Fund
       Intermediate Term Government Income Fund Class A
       Intermediate Term Government Income Fund Class C
       Adjustable Rate U.S. Government Securities Fund Class A
       Adjustable Rate U.S. Government Securities Fund Class C
       Global Bond Fund Class A
       Global Bond Fund Class C
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3.     Investment Company Act File Number: 811-2538

       Securities Act File Number: 2-52242
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4.     Last day of fiscal year for which this notice is filed:

       September 30, 1996
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5.     Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [  ]
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6.     Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see Instruction A.6):

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7.     Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None
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8.     Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       9,129,039 shares of the Short Term Government Income Fund 9,000,000 shares of the Institutional Government Income Fund
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9.     Number and aggregate sale price of securities sold during the fiscal year:
                                            NUMBER
                                            OF SHARES     SALE PRICE
                                           ------------  ------------
Short Term Government Income Fund           290,338,196  $290,338,196
Institutional Government Income Fund        171,325,558  $171,325,558
Intermediate Term Government Income
  Fund Class A                                1,824,629  $ 19,564,015
Intermediate Term Government Income
  Fund Class C                                   36,099  $    384,845
Adjustable Rate U.S. Government Securities
  Fund Class A                                1,317,967  $ 12,919,191
Adjustable Rate U.S. Government Securities
  Fund Class C                                   63,042  $    617,534
Global Bond Fund Class A                        202,237  $  2,196,018
Global Bond Fund Class C                        187,748  $  2,001,544
                                           ------------  ------------
                         ISSUER TOTALS      465,295,476  $499,346,901
                                            ============  ============
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:
                                            NUMBER
                                            OF SHARES    SALE PRICE
                                            -----------  ----------
Short Term Government Income Fund           290,114,628  $290,114,628
Institutional Government Income Fund        171,325,558  $171,325,558
Intermediate Term Government Income
  Fund Class A                                1,824,629  $ 19,564,015
Intermediate Term Government Income
  Fund Class C                                   36,099  $     384,845
Adjustable Rate U.S. Government Securities
  Fund Class A                                1,317,967  $  12,919,191
Adjustable Rate U.S. Government Securities
  Fund Class C                                    63,042  $    617,534
Global Bond Fund Class A                         202,237  $  2,196,018
Global Bond Fund Class C                         187,748  $  2,001,544
                                            ------------  ------------
                         ISSUER TOTALS       465,071,908  $499,123,333
                                            ============  ============


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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                             NUMBER
                                           OF SHARES    SALE PRICE
                                           ---------    -----------
Short Term Government Income Fund           3,711,242    $ 3,711,242
Institutional Government Income Fund        1,548,806    $ 1,548,806
Intermediate Term Government Income
  Fund Class A                                274,432    $ 2,911,115
Intermediate Term Government Income
  Fund Class C                                  3,345    $    35,459
Adjustable Rate U.S. Government Securities
  Fund Class A                                 83,368    $   816,771
Adjustable Rate U.S. Government Securities
  Fund Class C                                    824    $     8,075
Global Bond Fund Class A                       15,285    $   167,215
Global Bond Fund Class C                        4,672    $    50,833
                                            ---------    -----------
                           ISSUER TOTALS    5,641,974    $ 9,249,516
                                            =========    ===========
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12.  Calculation of registration fee:

       (i)        Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2 (from Item 10):  $ 499,123,333
                                                          -------------
       (ii)       Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):    +   9,249,516
                                                          -------------
       (iii)      Aggregate price of shares redeemed or
                  repurchased during the fiscal year
                  (if applicable):                        - 508,372,849
                                                          -------------
       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):              +  NONE
                                                           -------------
       (v)        Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable):                    +    0
                                                           -------------
       (vi)       Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                        x .0003030303
                                                           -------------
       (vii)      Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                           $   NONE
                                                           =============


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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.    Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                 [ ]
       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                              SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*     /s/ John F. Splain
                                      ----------------------------------------
                                       John F. Splain, Secretary
                                      ----------------------------------------
        Date: November 27, 1996
              -----------------

        *Please print the name and title of the signing officer below the signature.



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                         GOODWIN, PROCTER & HOAR LLP

                               COUNSELLORS AT LAW
                                 EXCHANGE PLACE
                        BOSTON, MASSACHUSETTS 02109-2881

                                             Telephone (617) 570-1000
                                             Telecopier (617) 523-1231

                                   November 25, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Midwest Trust
                  1996 Rule 24f-2 Notice
                  -----------------------

Gentlemen:

         As Massachusetts counsel to Midwest Trust (the "Trust"), we have been requested to render an opinion in connection with the filing by the Trust of a Rule 24f-2 Notice with respect to the fiscal year ended September 30, 1996 (the "Notice").

         In the Notice, the Trust reports that an aggregate of 465,071,908 shares of the Trust (290,114,628 shares of its Short Term Government Income Fund, 171,325,558 shares of its Institutional Government Income Fund, 1,824,629 Class A shares and 36,099 Class C shares of its Intermediate Term Government Income Fund, 1,317,967 Class A shares and 63,042 Class C shares of its Adjustable Rate U.S. Government Securities Fund, and 202,237 Class A shares and 187,748 Class C shares of its Global Bond Fund, collectively the "Shares") were sold during the fiscal year ended September 30, 1996 in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

         We have examined the Trust's Restated Agreement and Declaration of Trust dated August 26, 1993 and subsequent amendments thereto including an Amendment changing the name of the Trust from "Midwest Income Trust," its Bylaws, a Certificate of the Secretary of the Trust concerning certain actions by the Trustees of the Trust, and the text of the Notice.

         Based upon the foregoing and assuming that all of the Shares were sold in accordance with the terms of the respective Prospectuses and the Statements of Additional Information with respect thereto that were in effect at the time of the sales, we are of the opinion that, under Massachusetts law, the law of the jurisdiction in which the Trust is organized, the aforesaid number of Shares were legally issued, have been fully paid and are nonassessable by the Trust.

                                   Very truly yours,

                                   /s/ Goodwin, Procter & Hoar LLP

                                   Goodwin, Procter & Hoar LLP



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